UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Charter Income Trust

5/31/08

MCR-SEM

MFS® Charter Income Trust

New York Stock Exchange Symbol:  MCR

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non U.S. Government Bonds	24.9%
High Yield Corporates	16.2%
High Grade Corporates	14.9%
Mortgage-Backed Securities	13.8%
Emerging Market Bonds	9.1%
U.S. Treasury Securities	9.0%
Commercial Mortgage-Backed Securities	3.7%
U.S. Government Agencies	1.4%
Asset-Backed Securities	1.3%
Floating Rate Loans	0.9%
Collateralized Debt Obligations	0.2%

Credit quality of bonds (r)
AAA	49.2%
AA	1.7%
A	13.0%
BBB	13.9%
BB	10.6%
B	8.9%
CCC	1.7%
CC	0.1%
Not Rated	0.9%

Portfolio facts
Average Duration (d)(i)	5.3
Average Life (i)(m)	8.0 yrs.
Average Maturity (i)(m)	12.2 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	62.6%
Japan	7.1%
Germany	5.3%
Netherlands	3.3%
France	3.2%
United Kingdom	2.0%
Canada	1.7%
Spain	1.7%
Russia	1.6%
Other Countries	11.5%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 5/31/08.

Percentages are based on net assets as of 5/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Richard Hawkins	—	Investment Officer of MFS; employed in the investment area of MFS since 1988. Portfolio Manager of the fund since July 2004.
John Addeo	—	Investment Officer of MFS; employed in the investment area of MFS since 1998. Portfolio Manager of the fund since February 2005.
David Cole	—	Investment Officer of MFS; employed in the investment area of MFS since 2004. High Yield Analyst at Franklin Templeton Investment from 1999 to 2004. Portfolio Manager of the fund since October 2006.
Matthew Ryan	—	Investment Officer of MFS; employed in the investment area of MFS since 1997. Portfolio Manager of the fund since September 2004.

PERFORMANCE SUMMARY THROUGH 5/31/08

The following chart represents the fund’s historical performance in comparison to its benchmark(s). Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the sale of fund shares.

Price Summary Six Months Ended 5/31/08
	Date	Price
Net Asset Value	5/31/08	$9.32
	11/30/07	$9.54
New York Stock Exchange Price	5/31/08	$8.42
	1/29/08 (high) (t)	$8.59
	3/17/08 (low) (t)	$8.06
	11/30/07	$8.30

Total Returns vs Benchmarks

Six Months Ended 5/31/08

New York Stock Exchange Price (r)	4.44%

Net Asset Value (r)	0.57%

Charter Income Trust Blended Index (f)(x)	1.27%

Citigroup World Government Bond Non-Dollar Hedged Index ex US (f)	0.17%

JPMorgan Emerging Markets Bond Index Global (f)	2.41%

Lehman Brothers U.S. Credit Bond Index (f)	0.20%

Lehman Brothers U.S. Government/Mortgage Bond Index (f)	2.02%

Lehman Brothers U.S. High-Yield Corporate Bond Index (f)	1.83%

(f)	Source: FactSet Research Systems Inc.

(r)	Includes reinvestment of dividends and capital gain distributions.

(t)	For the period December 1, 2007 through May 31, 2008.

(x)	Charter Income Trust Blended Index consists of 16.67% Lehman Brothers U.S. Credit Bond Index, 16.67% Lehman Brothers U.S. High-Yield Corporate Bond Index, 8% JPMorgan Emerging Markets Bond Index Global, 25.33% Citigroup World Government Bond Non-Dollar Hedged Index ex US and 33.33% Lehman Brothers U.S. Government/Mortgage Bond Index.

Performance Summary – continued

Benchmark Definitions

Citigroup World Government Bond Non-Dollar Hedged Index ex US – a market capitalization-weighted index that is designed to represent the currency-hedged performance of the international developed government bond markets, excluding the United States.

JPMorgan Emerging Markets Bond Index Global (EMBI Global) – measures the performance of U.S.-dollar- denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.

Lehman Brothers U.S. Credit Bond Index – a market capitalization-weighted index that measures the performance of publicly issued, SEC-registered, U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Lehman Brothers U.S. Government/Mortgage Bond Index – measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Lehman Brothers U.S. High-Yield Corporate Bond Index – a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

Notes to Performance Summary

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different. The fund’s monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholders basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

MFS normally invests the fund’s assets in U.S. Government securities, foreign government securities, mortgage-backed and other asset-backed securities of U.S. and/or foreign issuers, corporate bonds of U.S. and/or foreign issuers, and/or debt instruments of issuers located in emerging market countries. MFS allocates the fund’s assets across these categories with a view toward broad diversification across and within these categories.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund may use leverage by borrowing up to 33 1 /3% of the fund’s assets, including borrowings for investment purposes, and investing the proceeds pursuant to its investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. The fund may invest a significant portion of its assets in mortgage-backed securities. The value of mortgage-backed securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. To the extent that investments are purchased with the proceeds from the borrowings from a bank, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows you to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount of $100 or more in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the Plan, or if you have any questions, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at www.computershare.com, by calling 1-800-637-2304 or by writing to P.O. Box 43078, Providence, RI 02940-3078 Please have available the name of the fund and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

The following changes in the Plan will take effect on November 1, 2008:

•	If shares are registered in your own name, new shareholders will automatically participate in the Plan unless you have indicated that you do not wish to participate.
•	You can buy shares of the fund through the Plan Agent on a quarterly basis in January, April, July and October. Contact the Plan Agent for further information.

Dividend Reinvestment and Cash Purchase Plan – continued

•	If you withdraw from the Plan you will have three options with regard to shares held in the Plan:
•

Your full non-certificated shares will be held by the Plan Agent in your account in book-entry form and a check will be issued for the value of any fractional shares, less any applicable fees and brokerage charges.

•	The Plan Agent will sell all full and fractional shares and send the proceeds via check to your address of record. A service fee and a brokerage charge will be deducted from the proceeds.
•	If you opt to sell your shares through an investment professional, you may request your investment professional to transfer shares electronically from your Plan account to your brokerage firm account.
•	The Plan may be amended or terminated on 30 days’ written notice to Plan participants.

PORTFOLIO OF INVESTMENTS

5/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.8%
Issuer	Shares/Par	Value ($)

Aerospace - 0.3%
Bombardier, Inc., 8%, 2014 (n)	$851,000	$893,550
Hawker Beechcraft Acquisition, 8.5%, 2015	400,000	411,000
TransDigm Group, Inc., 7.75%, 2014	245,000	250,513

		$1,555,063
Asset Backed & Securitized - 5.2%
Asset Securitization Corp., FRN, 8.335%, 2029	$1,459,368	$1,577,846
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	404,000	380,913
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040 (z)	1,160,000	876,821
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	1,605,000	1,443,713
Commercial Mortgage Pass-Through Certificates, FRN, 5.986%, 2046	230,000	219,347
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035	2,000,000	1,854,493
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,080,744	984,935
Crest Ltd., CDO, 7%, 2040	2,000,000	1,038,500
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,000,000	1,984,124
First Union-Lehman Brothers Bank of America, FRN, 0.398%, 2035 (i)	25,753,429	428,547
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	662,151	696,440
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	940,000	860,300
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	185,000	139,961
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	185,000	138,167
Morgan Stanley Capital I, Inc., 5.168%, 2042	1,532,020	1,505,090
Mortgage Capital Funding, Inc., FRN, 0.456%, 2031 (i)	4,943,185	7,544
Nationslink Funding Corp., 5%, 2031 (z)	1,568,000	1,548,263
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	2,500,000	2,449,915
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,510,000	2,472,718
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,742,710	1,334,724
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,380,056	1,324,839
Wachovia Bank Commercial Mortgage Trust, FRN, 5.383%, 2043	2,640,000	2,374,074
Wachovia Bank Commercial Mortgage Trust, FRN, 5.691%, 2047	1,503,155	1,109,314

		$26,750,588

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 0.3%
Allison Transmission, Inc., 11%, 2015 (n)	$375,000	$353,437
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031	400,000	455,139
Ford Motor Credit Co. LLC, 12%, 2015	230,000	229,798
Ford Motor Credit Co. LLC, 8%, 2016	300,000	251,857
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	275,000	252,724
General Motors Acceptance Corp., 8.375%, 2033	404,000	276,740

		$1,819,695
Broadcasting - 1.9%
Allbritton Communications Co., 7.75%, 2012	$855,000	$857,137
CBS Corp., 6.625%, 2011	1,036,000	1,063,408
Clear Channel Communications, Inc., 6.25%, 2011	1,240,000	1,054,000
DIRECTV Holdings LLC, 7.625%, 2016 (z)	435,000	433,369
Grupo Televisa S.A., 6%, 2018 (z)	654,000	639,302
Grupo Televisa S.A., 8.5%, 2032	962,000	1,108,407
Lamar Media Corp., 7.25%, 2013	675,000	664,875
Lamar Media Corp., 6.625%, 2015	205,000	193,213
Lamar Media Corp., “C”, 6.625%, 2015	245,000	230,913
LIN TV Corp., 6.5%, 2013	550,000	521,813
Local TV Finance LLC, 9.25%, 2015 (n)(p)	400,000	322,000
News America, Inc., 7.7%, 2025	1,140,000	1,207,725
News America, Inc., 6.2%, 2034	542,000	505,410
Nexstar Broadcasting Group, Inc., 7%, 2014	395,000	349,575
Univision Communications, Inc., 9.75%, 2015 (n)(p)	660,000	498,300

		$9,649,447
Brokerage & Asset Managers - 0.8%
INVESCO PLC, 5.625%, 2012	$1,440,000	$1,369,992
Lehman Brothers Holdings, Inc., 6.5%, 2017	1,260,000	1,170,175
Morgan Stanley, 5.75%, 2016	662,000	625,744
Morgan Stanley Group, Inc., 6.625%, 2018	652,000	641,764
Nuveen Investments, Inc., 10.5%, 2015 (n)	330,000	310,200

		$4,117,875
Building - 0.1%
Associated Materials, Inc., 9.75%, 2012	$275,000	$273,625
Building Materials Corp. of America, 7.75%, 2014	295,000	253,700
Nortek Holdings, Inc., 10%, 2013 (z)	200,000	198,750
Nortek Holdings, Inc., 8.5%, 2014	55,000	38,500

		$764,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Business Services - 0.1%
SunGard Data Systems, Inc., 10.25%, 2015	$570,000	$592,800

Cable TV - 0.7%
CCH II Holdings LLC, 10.25%, 2010	$700,000	$696,500
CCO Holdings LLC, 8.75%, 2013	1,255,000	1,192,250
CSC Holdings, Inc., 8.5%, 2015 (z)	230,000	230,000
Mediacom LLC, 9.5%, 2013	50,000	47,750
NTL Cable PLC, 9.125%, 2016	115,000	112,700
TCI Communications, Inc., 9.8%, 2012	1,169,000	1,280,616

		$3,559,816
Chemicals - 1.0%
Braskem S.A., 7.25%, 2018 (z)	$887,000	$887,000
Momentive Performance Materials, Inc., 11.5%, 2016	492,000	416,970
Mosaic Co., 7.875%, 2016 (n)	1,525,000	1,654,625
Nalco Co., 7.75%, 2011	415,000	423,300
Nalco Co., 8.875%, 2013	45,000	47,363
Yara International A.S.A., 5.25%, 2014 (n)	2,000,000	1,967,786

		$5,397,044
Computer Software - 0.5%
First Data Corp., 9.875%, 2015 (n)	$665,000	$601,825
Seagate Technology HDD Holdings, 6.375%, 2011	1,950,000	1,920,750

		$2,522,575
Conglomerates - 0.4%
Actuant Corp., 6.875%, 2017	$1,005,000	$1,007,512
Kennametal, Inc., 7.2%, 2012	1,140,000	1,204,971

		$2,212,483
Consumer Goods & Services - 0.4%
Corrections Corp. of America, 6.25%, 2013	$215,000	$211,775
Fortune Brands, Inc., 5.125%, 2011	1,150,000	1,134,735
Jarden Corp., 7.5%, 2017	135,000	120,488
Service Corp. International, 7%, 2017	775,000	751,750

		$2,218,748
Containers - 0.5%
Crown Americas LLC, 7.75%, 2015	$565,000	$593,250
Greif, Inc., 6.75%, 2017	855,000	850,725
Owens-Brockway Glass Container, Inc., 8.25%, 2013	940,000	972,900

		$2,416,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Defense Electronics - 0.8%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)		$790,000	$799,753
BAE Systems Holdings, Inc., 5.2%, 2015 (n)		750,000	711,213
L-3 Communications Corp., 5.875%, 2015		1,350,000	1,279,125
L-3 Communications Corp., 6.375%, 2015		1,500,000	1,445,625

			$4,235,716
Electronics - 0.1%
Flextronics International Ltd., 6.25%, 2014		$370,000	$353,350

Emerging Market Quasi-Sovereign - 2.1%
Codelco, Inc., 5.625%, 2035		$1,900,000	$1,693,732
Gazprom International S.A., 7.201%, 2020		946,853	965,790
Majapahit Holding B.V., 7.25%, 2017 (n)		1,478,000	1,359,760
National Development Co., 6.369%, 2018 (z)		1,050,000	1,078,875
National Power Corp., FRN, 6.888%, 2011		780,000	825,773
OAO Gazprom, 7.343%, 2013 (z)		176,000	187,220
OAO Gazprom, 8.146%, 2018 (z)		157,000	170,345
Pemex Project Funding Master Trust, 5.75%, 2018 (n)		2,006,000	1,995,970
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)		2,490,000	2,750,138

			$11,027,603
Emerging Market Sovereign - 2.4%
Federative Republic of Brazil, 6%, 2017		$4,176,000	$4,409,856
Gabonese Republic, 8.2%, 2017 (n)		998,000	1,052,890
Republic of Argentina, FRN, 3.092%, 2012		3,121,875	2,685,368
Republic of Colombia, 7.375%, 2017		1,393,000	1,575,483
Republic of Indonesia, 6.875%, 2017 (n)		171,000	169,931
Republic of Panama, 9.375%, 2029		553,000	745,721
Republic of Peru, 0%, 2009	PEN	1,000,000	340,240
Republic of Peru, 0%, 2009	PEN	3,100,000	1,029,869
Republic of Philippines, 9.375%, 2017		$449,000	556,760

			$12,566,118
Energy - Independent - 1.1%
Chaparral Energy, Inc., 8.875%, 2017		$295,000	$261,812
Chesapeake Energy Corp., 6.875%, 2016		1,070,000	1,051,275
Forest Oil Corp., 7.25%, 2019		210,000	206,325
Hilcorp Energy I LP, 7.75%, 2015 (n)		500,000	488,750
Mariner Energy, Inc., 8%, 2017		510,000	493,425
Newfield Exploration Co., 6.625%, 2014		435,000	421,950
OPTI Canada, Inc., 8.25%, 2014		575,000	592,250
Plains Exploration & Production Co., 7%, 2017		685,000	659,313
Plains Exploration & Production Co., 7.625%, 2018		75,000	75,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Quicksilver Resources, Inc., 7.125%, 2016	$500,000	$487,500
Sandridge Energy, Inc., 8.625%, 2015 (z)(p)	165,000	169,538
Sandridge Energy, Inc., 8%, 2018 (z)	235,000	237,938
Southwestern Energy Co., 7.5%, 2018 (n)	330,000	333,400

		$5,478,851
Energy - Integrated - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	$430,000	$417,616
TNK-BP Finance S.A., 7.5%, 2013 (n)	118,000	118,590

		$536,206
Entertainment - 0.4%
Marquee Holdings, Inc., 12%, 2014	$205,000	$165,025
Turner Broadcasting System, Inc., 8.375%, 2013	1,784,000	1,924,667

		$2,089,692
Financial Institutions - 0.7%
General Motors Acceptance Corp., 6.875%, 2011	$1,604,000	$1,352,318
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	2,500,000	2,121,740
Residential Capital LLC, 8.5%, 2012	497,000	248,500

		$3,722,558
Food & Beverages - 0.6%
ARAMARK Corp., 8.5%, 2015	$610,000	$624,487
B&G Foods, Inc., 8%, 2011	170,000	169,150
Dean Foods Co., 7%, 2016	255,000	237,787
Del Monte Corp., 6.75%, 2015	125,000	120,938
General Mills, Inc., 5.65%, 2012	260,000	265,399
Tyson Foods, Inc., 6.85%, 2016	1,520,000	1,502,017

		$2,919,778
Forest & Paper Products - 0.8%
Buckeye Technologies, Inc., 8.5%, 2013	$460,000	$462,300
Georgia-Pacific Corp., 7.125%, 2017 (z)	235,000	232,063
Georgia-Pacific Corp., 8%, 2024	140,000	135,100
International Paper Co., 7.4%, 2014	1,500,000	1,503,015
Norske Skog Canada Ltd., 7.375%, 2014	695,000	528,200
Smurfit-Stone Container Corp., 8%, 2017	130,000	112,125
Stora Enso Oyj, 6.404%, 2016 (n)	1,560,000	1,371,187

		$4,343,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - 1.2%
Firekeepers Development Authority, 13.875%, 2015 (z)		$270,000	$270,675
Harrah’s Operating Co., Inc., 5.375%, 2013		750,000	487,500
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		735,000	637,613
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		470,000	371,300
Mandalay Resort Group, 9.375%, 2010		450,000	462,375
MGM Mirage, 8.375%, 2011		805,000	797,956
MGM Mirage, 6.75%, 2013		230,000	208,150
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		400,000	330,000
Scientific Games Corp., 6.25%, 2012		380,000	365,750
Station Casinos, Inc., 6%, 2012		365,000	306,600
Station Casinos, Inc., 6.5%, 2014		430,000	270,900
Station Casinos, Inc., 6.875%, 2016		980,000	596,575
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		120,000	81,300
Wyndham Worldwide Corp., 6%, 2016		270,000	240,225
Wynn Las Vegas LLC, 6.625%, 2014		775,000	747,875

			$6,174,794
Industrial - 0.2%
JohnsonDiversey, Inc., 9.625%, 2012	EUR	125,000	$190,561
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$605,000	617,100

			$807,661
Insurance - 0.0%
American International Group, Inc., 6.25%, 2037		$210,000	$167,915

Insurance - Property & Casualty - 1.1%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,689,000	$1,597,399
Fund American Cos., Inc., 5.875%, 2013		1,351,000	1,302,667
USI Holdings Corp., FRN, 6.551%, 2014 (n)		1,005,000	809,025
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		2,490,000	2,192,851

			$5,901,942
International Market Quasi-Sovereign - 0.1%
Canada Housing Trust, 4.6%, 2011	CAD	654,000	$677,271

International Market Sovereign - 23.4%
Federal Republic of Germany, 5.25%, 2010	EUR	6,501,000	$10,303,986
Federal Republic of Germany, 3.75%, 2015	EUR	7,165,000	10,764,793
Federal Republic of Germany, 6.25%, 2030	EUR	2,593,000	4,766,990
Government of Canada, 4.5%, 2015	CAD	1,125,000	1,200,166
Government of Canada, 5.75%, 2033	CAD	396,000	497,164
Government of Japan, 0.8%, 2010	JPY	313,000,000	2,961,472

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 1.5%, 2012	JPY	920,000,000	$8,807,398
Government of Japan, 1.3%, 2014	JPY	721,000,000	6,759,008
Government of Japan, 1.7%, 2017	JPY	876,000,000	8,332,454
Government of Japan, 2.2%, 2027	JPY	840,000,000	7,867,308
Kingdom of Denmark, 4%, 2015	DKK	6,915,000	1,384,366
Kingdom of Netherlands, 3.75%, 2009	EUR	8,727,000	13,477,265
Kingdom of Netherlands, 3.75%, 2014	EUR	1,787,000	2,683,534
Kingdom of Spain, 5.35%, 2011	EUR	4,570,000	7,302,101
Kingdom of Sweden, 4.5%, 2015	SEK	4,390,000	736,186
Republic of Austria, 4.65%, 2018	EUR	4,347,000	6,792,891
Republic of France, 4.75%, 2012	EUR	1,281,000	2,018,030
Republic of France, 5%, 2016	EUR	2,150,000	3,454,273
Republic of France, 6%, 2025	EUR	874,000	1,537,293
Republic of France, 4.75%, 2035	EUR	3,517,000	5,332,516
Republic of Ireland, 4.6%, 2016	EUR	3,420,000	5,337,121
United Kingdom Treasury, 8%, 2015	GBP	1,398,000	3,274,506
United Kingdom Treasury, 8%, 2021	GBP	980,000	2,466,721
United Kingdom Treasury, 4.25%, 2036	GBP	1,346,000	2,500,434

			$120,557,976
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.125%, 2014		$380,000	$383,800

Major Banks - 1.2%
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		$1,667,000	$1,446,031
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		1,408,000	1,251,481
Natixis S.A., 10% to 2018, FRN to 2049 (z)		2,510,000	2,493,071
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		170,000	157,312
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)		830,000	792,825

			$6,140,720
Medical & Health Technology & Services - 1.8%
Community Health Systems, Inc., 8.875%, 2015		$775,000	$799,219
Cooper Cos., Inc., 7.125%, 2015		655,000	627,162
Covidien Ltd., 6.55%, 2037 (n)		190,000	190,054
DaVita, Inc., 6.625%, 2013		49,000	47,653
DaVita, Inc., 7.25%, 2015		1,035,000	1,011,713
Fisher Scientific International, Inc., 6.125%, 2015		2,090,000	2,051,312
HCA, Inc., 8.75%, 2010		630,000	644,175
HCA, Inc., 6.375%, 2015		160,000	139,200
HCA, Inc., 9.25%, 2016		780,000	823,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Hospira, Inc., 6.05%, 2017	$1,091,000	$1,079,891
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)	525,000	563,063
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)	235,000	249,100
Owens & Minor, Inc., 6.35%, 2016	970,000	945,913
Psychiatric Solutions, Inc., 7.75%, 2015	260,000	266,500

		$9,438,830
Metals & Mining - 1.5%
Arch Western Finance LLC, 6.75%, 2013	$305,000	$301,187
FMG Finance Ltd., 10.625%, 2016 (n)	650,000	754,000
Foundation PA Coal Co., 7.25%, 2014	490,000	502,250
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,170,000	1,257,750
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015	435,000	434,957
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,312,134
Ispat Inland ULC, 9.75%, 2014	1,200,000	1,283,004
Peabody Energy Corp., 5.875%, 2016	425,000	403,750
Steel Dynamics, Inc., 7.375%, 2012 (n)	1,620,000	1,632,150

		$7,881,182
Mortgage Backed - 13.8%
Fannie Mae, 3.81%, 2013	$552,280	$525,322
Fannie Mae, 4.1%, 2013	896,040	864,409
Fannie Mae, 4.19%, 2013	718,208	693,313
Fannie Mae, 4.845%, 2013	243,245	241,664
Fannie Mae, 4.556%, 2014	634,116	618,819
Fannie Mae, 4.6%, 2014	736,217	719,532
Fannie Mae, 4.621%, 2014	841,270	823,774
Fannie Mae, 4.77%, 2014	573,886	564,332
Fannie Mae, 4.56%, 2015	308,847	299,000
Fannie Mae, 4.665%, 2015	250,268	243,655
Fannie Mae, 4.7%, 2015	238,836	232,962
Fannie Mae, 4.74%, 2015	590,545	576,979
Fannie Mae, 4.78%, 2015	690,252	674,335
Fannie Mae, 4.815%, 2015	600,000	587,884
Fannie Mae, 4.87%, 2015	504,654	496,248
Fannie Mae, 4.89%, 2015	168,426	165,958
Fannie Mae, 4.925%, 2015	1,876,131	1,854,055
Fannie Mae, 6%, 2016-2037	9,521,789	9,709,218
Fannie Mae, 5.5%, 2019-2035	40,271,074	40,190,722
Fannie Mae, 4.88%, 2020	513,829	514,462
Fannie Mae, 6.5%, 2032-2033	2,277,529	2,367,420
Freddie Mac, 5%, 2024	236,005	238,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Freddie Mac, 5.5%, 2034	$6,003,116	$5,984,920
Freddie Mac, 6%, 2034	1,651,763	1,685,469

		$70,873,390
Natural Gas - Distribution - 0.3%
AmeriGas Partners LP, 7.25%, 2015	$470,000	$457,075
AmeriGas Partners LP, 7.125%, 2016	375,000	363,750
Inergy LP, 6.875%, 2014	585,000	564,525

		$1,385,350
Natural Gas - Pipeline - 1.6%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,080,000	$1,115,100
CenterPoint Energy, Inc., 7.875%, 2013	1,600,000	1,723,664
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	810,000	833,231
El Paso Corp., 7.25%, 2018	250,000	250,938
El Paso Corp., 7.75%, 2032	201,000	202,125
Spectra Energy Capital LLC, 8%, 2019	1,350,000	1,487,498
TransCapitalInvest Ltd., 5.67%, 2014	1,144,000	1,108,364
Williams Cos., Inc., 8.75%, 2032	796,000	927,340
Williams Partners LP, 7.25%, 2017	370,000	378,325

		$8,026,585
Network & Telecom - 1.6%
Citizens Communications Co., 9.25%, 2011	$815,000	$854,731
Citizens Communications Co., 9%, 2031	405,000	374,625
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	305,000	300,425
Qwest Corp., 7.875%, 2011	700,000	712,250
Qwest Corp., 8.875%, 2012	450,000	471,375
Telefonica Europe B.V., 7.75%, 2010	1,000,000	1,062,677
TELUS Corp., 8%, 2011	1,299,000	1,401,812
Verizon New York, Inc., 6.875%, 2012	2,542,000	2,669,491
Windstream Corp., 8.625%, 2016	495,000	511,706

		$8,359,092
Oil Services - 0.2%
Basic Energy Services, Inc., 7.125%, 2016	$485,000	$477,725
GulfMark Offshore, Inc., 7.75%, 2014	435,000	443,700

		$921,425
Oils - 0.5%
Premcor Refining Group, Inc., 7.5%, 2015	$2,300,000	$2,394,001

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - 1.5%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.7%, 2011 (n)	$1,080,000	$1,030,050
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	808,000	811,935
Bosphorus Financial Services Ltd., FRN, 4.865%, 2012 (z)	1,406,250	1,355,369
Citigroup, Inc., 8.4% to 2018, FRN to 2049	2,510,000	2,488,138
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	655,000	563,757
RSHB Capital S.A., 7.125%, 2014 (z)	100,000	100,620
VTB Capital S.A., 6.875%, 2018 (z)	144,000	142,920
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,490,000	1,461,405

		$7,954,194
Precious Metals & Minerals - 0.4%
Alrosa Finance S.A., 8.875%, 2014	$2,016,000	$2,189,578

Printing & Publishing - 0.9%
American Media Operations, Inc., 10.25%, 2009	$6,727	$5,651
American Media Operations, Inc., “B”, 10.25%, 2009	185,000	155,400
Dex Media West LLC, 9.875%, 2013	1,855,000	1,787,756
Idearc, Inc., 8%, 2016	1,656,000	1,184,040
Nielsen Finance LLC, 10%, 2014	405,000	417,656
R.H. Donnelley Corp., 8.875%, 2016	1,325,000	907,625

		$4,458,128
Railroad & Shipping - 0.4%
TFM S.A. de C.V., 9.375%, 2012	$2,100,000	$2,194,500

Real Estate - 0.5%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,422,000	$1,331,653
Simon Property Group, Inc., REIT, 5.875%, 2017	1,260,000	1,219,356

		$2,551,009
Retailers - 0.5%
Couche-Tard, Inc., 7.5%, 2013	$420,000	$425,250
Federated Retail Holdings, Inc., 5.35%, 2012	200,000	188,526
Gap, Inc., 10.05%, 2008	940,000	957,625
Home Depot, Inc., 5.25%, 2013	975,000	935,857

		$2,507,258
Specialty Stores - 0.1%
GSC Holdings Corp., 8%, 2012	$220,000	$232,100
Payless ShoeSource, Inc., 8.25%, 2013	170,000	152,150

		$384,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Steel - 0.3%
Evraz Group S.A., 8.875%, 2013 (z)	$1,282,000	$1,307,640

Supermarkets - 0.3%
Delhaize America, Inc., 9%, 2031	$980,000	$1,176,227
Stater Brothers Holdings, Inc., 7.75%, 2015	220,000	221,100

		$1,397,327
Supranational - 1.2%
Central American Bank, 4.875%, 2012 (n)	$1,426,000	$1,416,242
European Investment Bank, 5.125%, 2017	4,322,000	4,546,973

		$5,963,215
Telecommunications - Wireless - 1.6%
Alltel Corp., 7%, 2012	$361,000	$315,875
AT&T Wireless Services, Inc., 8.75%, 2031	1,500,000	1,791,042
Cingular Wireless LLC, 6.5%, 2011	1,700,000	1,775,808
MetroPCS Wireless, Inc., 9.25%, 2014	460,000	442,175
Nextel Communications, Inc., 5.95%, 2014	1,295,000	1,000,388
Rogers Cable, Inc., 5.5%, 2014	1,025,000	995,942
Rogers Wireless, Inc., 7.5%, 2015	450,000	480,717
Vimpel-Communications, 8.375%, 2013 (z)	904,000	920,964
Vodafone Group PLC, 5.625%, 2017	279,000	274,971
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	408,000	436,560

		$8,434,442
Telephone Services - 0.3%
Embarq Corp., 7.082%, 2016	$1,740,000	$1,692,080

Tobacco - 0.6%
Reynolds American, Inc., 6.75%, 2017	$2,984,000	$2,964,646

Transportation - 0.0%
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	$246,100	$166,118

Transportation - Services - 0.1%
Hertz Corp., 8.875%, 2014	$135,000	$134,325
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	366,300

		$500,625
U.S. Government Agencies - 1.1%
Freddie Mac, 5.5%, 2017	$5,100,000	$5,437,217

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - 12.4%
U.S. Treasury Bonds, 10.625%, 2015	$3,350,000	$4,780,293
U.S. Treasury Bonds, 7.5%, 2016	5,750,000	7,160,096
U.S. Treasury Bonds, 8.75%, 2017	10,250,000	13,771,039
U.S. Treasury Bonds, 6.25%, 2023 (f)	8,000,000	9,403,128
U.S. Treasury Bonds, 5.375%, 2031	477,000	520,117
U.S. Treasury Bonds, 4.5%, 2036	158,000	152,877
U.S. Treasury Bonds, 4.75%, 2037	4,977,000	5,011,993
U.S. Treasury Notes, 12%, 2013	10,564,000	10,762,899
U.S. Treasury Notes, 9.875%, 2015	5,025,000	6,983,574
U.S. Treasury Notes, 4.875%, 2016	2,200,000	2,340,078
U.S. Treasury Notes, 6.375%, 2027	2,350,000	2,833,219

		$63,719,313
Utilities - Electric Power - 4.7%
AES Corp., 9.375%, 2010	$840,000	$890,400
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	370,000	390,350
Bruce Mansfield Unit, 6.85%, 2034	1,560,000	1,545,875
CenterPoint Energy, Inc., 6.5%, 2018	400,000	391,502
Dynegy Holdings, Inc., 7.5%, 2015	215,000	203,175
Edison Mission Energy, 7%, 2017	1,330,000	1,300,075
EDP Finance B.V., 6%, 2018 (n)	1,330,000	1,331,125
EEB International Ltd., 8.75%, 2014 (n)	569,000	607,408
Enersis S.A., 7.375%, 2014	1,273,000	1,347,390
Exelon Generation Co. LLC, 6.95%, 2011	2,486,000	2,578,086
FirstEnergy Corp., 6.45%, 2011	1,699,000	1,751,514
HQI Transelec Chile S.A., 7.875%, 2011	1,500,000	1,584,810
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	461,000	479,440
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	1,415,000	1,425,556
Mirant Americas Generation LLC, 8.3%, 2011	100,000	103,750
Mirant North America LLC, 7.375%, 2013	710,000	715,325
NiSource Finance Corp., 7.875%, 2010	1,145,000	1,190,375
NorthWestern Corp., 5.875%, 2014	1,435,000	1,403,371
NRG Energy, Inc., 7.375%, 2016	1,690,000	1,647,750
Reliant Energy, Inc., 7.875%, 2017	610,000	613,050
Sierra Pacific Resources, 8.625%, 2014	205,000	214,450
System Energy Resources, Inc., 5.129%, 2014 (n)	1,771,229	1,721,830
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	585,000	597,431

		$24,034,038
Total Bonds (Identified Cost, $498,672,143)		$498,798,958

Portfolio of Investments (unaudited) – continued

Floating Rate Loans - 0.9% (g)(r)
Issuer	Shares/Par	Value ($)

Aerospace - 0.1%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.7%, 2014	$23,544	$22,039
Hawker Beechcraft Acquisition Co., Term Loan, 4.7%, 2014	534,096	499,964

		$522,003
Automotive - 0.3%
Allison Transmission, Inc., Term Loan B, 5.53%, 2014	$253,343	$232,007
Federal-Mogul Corp., Term Loan B, 4.49%, 2015	334,429	285,937
Ford Motor Co., Term Loan B, 5.8%, 2013	555,239	478,315
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	480,501	448,908

		$1,445,167
Cable TV - 0.1%
CSC Holdings, Inc., Incremental Term Loan, 4.34%, 2013	$333,564	$316,430

Computer Software - 0.1%
First Data Corp., Term Loan B-1, 5.17%, 2014	$425,919	$394,798

Forest & Paper Products - 0.0%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$119,955	$119,055

Gaming & Lodging - 0.0%
Harrah’s Entertainment, Inc., Term Loan B-2, 5.92%, 2015	$206,433	$192,725

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	$3,168	$2,986
Community Health Systems, Inc., Term Loan B, 4.83%, 2014	61,935	58,386
HCA, Inc., Term Loan B, 4.95%, 2012	450,439	423,586

		$484,958
Printing & Publishing - 0.0%
Idearc, Inc., Term Loan B, 2014 (o)	$41,481	$34,460
Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B, 5.04%, 2013	$470,885	$409,199

Telecommunications - Wireless - 0.0%
ALLTEL Communications, Inc., Term Loan B-2, 2015 (o)	$225,387	$208,921

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans - continued
Utilities - Electric Power - 0.1%
Calpine Corp., DIP Term Loan, 5.58%, 2009	$362,042	$350,163
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.26%, 2014	471,520	443,111

		$793,274
Total Floating Rate Loans (Identified Cost, $5,032,342)		$4,920,990

Common Stocks - 0.0%
Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (Identified Cost, $0) (a)	3,683	$0

Short-Term Obligations - 1.1%
General Electric Capital Corp., 2.35%, due 6/02/08, at Amortized Cost and Value (y)	$5,532,000	$5,531,639
Total Investments (Identified Cost, $509,236,743)		$509,251,587

Other Assets, Less Liabilities - 1.2%		5,966,813
Net Assets - 100.0%		$515,218,400

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,264,364, representing 8.4% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.182%, 2040	3/01/06	$1,160,000	$876,821
Bosphorus Financial Services Ltd., FRN, 4.865%, 2012	3/08/05	1,406,250	1,355,369
Braskem S.A., 7.25%, 2018	5/29/08	879,256	887,000
CSC Holdings, Inc., 8.5%, 2015	5/28/08	230,000	230,000
DIRECTV Holdings LLC, 7.625%, 2016	5/07/08	435,000	433,369
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	1,984,124
Evraz Group S.A., 8.875%, 2013	4/17/08-4/21/08	1,300,492	1,307,640
Firekeepers Development Authority, 13.875%, 2015	4/22/08	262,247	270,675
Georgia-Pacific Corp., 7.125%, 2017	4/22/08-4/23/08	235,325	232,063
Grupo Televisa S.A., 6%, 2018	5/06/08	649,291	639,302
Israel Electric Corp. Ltd., 7.25%, 2019	5/01/08	1,412,609	1,425,556
National Development Co., 6.369%, 2018	5/28/08	1,053,488	1,078,875
Nationslink Funding Corp., 5%, 2031	5/07/08	1,524,880	1,548,263
Natixis S.A., 10% to 2018, FRN to 2049	4/24/08	2,510,000	2,493,071
Nortek Holdings, Inc., 10%, 2013	5/13/08	197,914	198,750
OAO Gazprom, 7.343%, 2013	4/02/08	176,000	187,220
OAO Gazprom, 8.146%, 2018	4/02/08	157,000	170,345
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,510,000	2,472,718
RSHB Capital S.A., 7.125%, 2014	5/21/08	100,000	100,620
Sandridge Energy, Inc., 8.625%, 2015	5/07/08	171,600	169,538
Sandridge Energy, Inc., 8%, 2018	5/15/08	235,000	237,938
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,742,197	1,334,724
VTB Capital S.A., 6.875%, 2018	5/19/08	144,000	142,920
Vimpel-Communications, 8.375%, 2013	4/24/08	904,000	920,964
Total Restricted Securities			$20,697,865
% of Net Assets			4.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLN	Credit-Linked Note

DIP	Debtor-in-Possession

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	Chinese Yuan Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MYR	Malaysian Ringgit

PEN	Peruvian Nuevo Sol

SEK	Swedish Krona

SGD	Singapore Dollar

Derivative Contracts at 5/31/08

Forward Foreign Currency Exchange Contracts at 5/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	BRL	4,508,400	6/02/08- 7/01/08	$2,655,878	$2,756,058	$100,180
BUY	CNY	17,868,813	8/21/08	2,585,000	2,598,692	13,692
SELL	DKK	6,950,047	6/16/08	1,469,759	1,448,244	21,515
BUY	EUR	1,900,185	6/30/08	2,929,283	2,951,803	22,520
SELL	JPY	3,759,615,347	6/30/08	37,054,302	35,710,005	1,344,297
SELL	MYR	4,164,136	6/27/08	1,294,215	1,284,636	9,579
SELL	PEN	1,000,000	6/16/08	364,432	352,071	12,361
SELL	SEK	4,619,544	6/30/08	773,243	768,803	4,440

						$1,528,584

Depreciation
BUY	AUD	1,353,140	6/20/08	$1,299,551	$1,290,720	$(8,831)
SELL	AUD	1,353,140	6/20/08	1,282,912	1,290,720	(7,808)
SELL	BRL	2,254,200	6/02/08	1,349,820	1,383,150	(33,330)
SELL	CAD	2,369,271	6/24/08	2,322,530	2,380,725	(58,195)
BUY	EUR	1,687,921	6/30/08- 7/31/08	2,649,334	2,620,815	(28,519)
SELL	EUR	51,472,100	6/30/08	79,212,824	79,958,276	(745,452)
SELL	GBP	5,026,996	6/30/08	9,857,683	9,933,801	(76,118)
BUY	JPY	80,686,025	6/27/08	775,000	766,259	(8,741)
BUY	MYR	4,164,136	6/27/08	1,295,422	1,284,636	(10,786)
BUY	SGD	1,763,385	6/27/08	1,300,000	1,296,593	(3,407)

						$(981,187)

See Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

Futures contracts outstanding at 5/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 yr (Short)	260	(29,225,625)	Sep-08	$36,509
U.S. Treasury Bond (Long)	97	11,009,500	Sep-08	(29,894)
				$6,615

Swap Agreements at 5/31/08

Credit Default Swaps

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
6/20/09	USD	200,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(47,299)
9/20/12	USD	1,500,000	JPMorgan Chase Bank	0.33% (fixed rate)	(2)	(5,737)
6/20/13	USD	660,000	JPMorgan Chase Bank	(3)	1.12% (fixed rate)	(6,296)
6/20/13	USD	470,000	JPMorgan Chase Bank	(3)	1.10% (fixed rate)	(4,483)
6/20/13	USD	1,120,000	Morgan Stanley Capital Services, Inc.	(4)	1.48% (fixed rate)	3,700
						$(60,115)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi – Consolidated, Inc., 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by FNMA, 5.5%, 6/09/33.

(3)	Fund to receive notional amount upon a defined credit event by Universal Health Services, 7.125%, 6/30/16.

(4)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

At May 31, 2008, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $509,236,743)	$509,251,587
Cash	149,312
Foreign currency, at value (identified cost, $987)	960
Receivable for forward foreign currency exchange contracts	1,528,584
Receivable for investments sold	3,728,752
Interest receivable	7,570,312
Swaps, at value	3,700
Other assets	42,498
Total assets		$522,275,705
Liabilities
Distributions payable	$143,652
Payable for forward foreign currency exchange contracts	981,187
Payable for daily variation margin on open futures contracts	14,984
Payable for investments purchased	5,556,656
Swaps, at value	63,815
Payable to affiliates
Management fee	22,767
Transfer agent and dividend disbursing costs	5,772
Administrative services fee	605
Payable for independent trustees’ compensation	162,726
Accrued expenses and other liabilities	105,141
Total liabilities		$7,057,305
Net assets		$515,218,400
Net assets consist of
Paid-in capital	$584,982,156
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	588,505
Accumulated net realized gain (loss) on investments and foreign currency transactions	(61,800,232)
Accumulated distributions in excess of net investment income	(8,552,029)
Net assets		$515,218,400
Shares of beneficial interest outstanding		55,264,540
Net asset value per share (net assets of $515,218,400/55,264,540 shares of beneficial interest outstanding)		$9.32

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$14,293,802
Foreign taxes withheld	(359)
Total investment income		$14,293,443
Expenses
Management fee	$1,540,409
Transfer agent and dividend disbursing costs	49,310
Administrative services fee	37,732
Independent trustees’ compensation	39,660
Custodian fee	70,594
Shareholder communications	41,501
Auditing fees	31,997
Legal fees	13,541
Miscellaneous	41,554
Total expenses		$1,866,298
Fees paid indirectly	(8,324)
Reduction of expenses by investment adviser	(1,288)
Net expenses		$1,856,686
Net investment income		$12,436,757
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$3,749,425
Futures contracts	(685,129)
Swap transactions	(34,067)
Foreign currency transactions	(6,478,744)
Net realized gain (loss) on investments and foreign currency transactions		$(3,448,515)
Change in unrealized appreciation (depreciation)
Investments	$(8,279,405)
Futures contracts	(28,846)
Swap transactions	(10,595)
Translation of assets and liabilities in foreign currencies	813,829
Net unrealized gain (loss) on investments and foreign currency translation		$(7,505,017)
Net realized and unrealized gain (loss) on investments and foreign currency		$(10,953,532)
Change in net assets from operations		$1,483,225

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/08 (unaudited)	Year ended 11/30/07
Change in net assets
From operations
Net investment income	$12,436,757	$25,682,476
Net realized gain (loss) on investments and foreign currency transactions	(3,448,515)	(10,688,357)
Net unrealized gain (loss) on investments and foreign currency translation	(7,505,017)	5,979,398
Change in net assets from operations	$1,483,225	$20,973,517
Distributions declared to shareholders
From net investment income	$(13,539,815)	$(26,527,027)
Change in net assets from fund share transactions	$5,603	$—
Total change in net assets	$(12,050,987)	$(5,553,510)
Net assets
At beginning of period	527,269,387	532,822,897
At end of period (including accumulated distributions in excess of net investment income of $8,552,029 and $7,448,971, respectively)	$515,218,400	$527,269,387

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/08		Years ended 11/30
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$9.54		$9.64	$9.58	$9.71	$9.58	$9.09
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.46	$0.44	$0.45	$0.49	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	(0.20)		(0.08)	0.09	(0.09)	0.17	0.51
Total from investment operations	$0.03		$0.38	$0.53	$0.36	$0.66	$1.00
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.48)	$(0.49)	$(0.51)	$(0.55)	$(0.53)
Net increase from repurchase of capital shares	$ —		$—	$0.02	$0.02	$0.02	$0.02
Net asset value, end of period	$9.32		$9.54	$9.64	$9.58	$9.71	$9.58
Per share market value, end of period	$8.42		$8.30	$8.51	$8.43	$8.71	$8.78
Total return at market value (%)	4.44	(n)	3.20	6.98	2.57	5.52	13.02
Total return at net asset value (%)	0.57	(n)	4.71	6.64	4.56	7.81	12.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.73	0.76	0.79	0.80	0.83
Expenses after expense reductions (f)	0.71	(a)	0.73	0.76	0.79	0.80	N/A
Net investment income	4.76	(a)	4.89	4.62	4.64	5.11	5.21
Portfolio turnover	23		58	57	73	70	129
Net assets at end of period (000 Omitted)	$515,218		$527,269	$532,823	$539,491	$558,440	$561,900

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily

Notes to Financial Statements (unaudited) – continued

traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of May 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$509,251,587	$—	$509,251,587
Other Financial Instruments	$6,615	$487,282	$—	$493,897

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement

Notes to Financial Statements (unaudited) – continued

purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts, forward foreign currency exchange contracts and swap agreements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Notes to Financial Statements (unaudited) – continued

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount

Notes to Financial Statements (unaudited) – continued

payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At May 31, 2008, the portfolio had unfunded loan commitments of $3,168, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized

Notes to Financial Statements (unaudited) – continued

gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

11/30/07
Ordinary income (including any short-term capital gains)	$26,527,027

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/08
Cost of investments	$514,814,192
Gross appreciation	12,052,511
Gross depreciation	(17,615,116)
Net unrealized appreciation (depreciation)	$(5,562,605)

As of 11/30/07
Undistributed ordinary income	$1,955,595
Capital loss carryforwards	(53,253,558)
Other temporary differences	(9,842,045)
Net unrealized appreciation (depreciation)	$3,432,842

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/09	$(21,374,410)
11/30/10	(23,905,212)
11/30/14	(5,504,781)
11/30/15	(2,469,155)
$(53,253,558)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2008, these fees paid to MFSC amounted to $18,028. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended May 31, 2008, the fund did not incur any of these costs.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.0144% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,315. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $1,442. Both amounts are included in independent trustees’ compensation for the six months ended May 31, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $149,764 at May 31, 2008, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $12,184 of deferred trustees’ compensation.

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2008, the fee paid by the fund to Tarantino LLC was $2,229 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $1,288, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$14,288,613	$25,552,633
Investments (non-U.S. Government securities)	$103,259,933	$91,404,463

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2008, and the year ended November 30, 2007, the fund did not repurchase any shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended May 31, 2008, the fund’s commitment fee and interest expense were $1,274 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Charter Income Trust

We have reviewed the accompanying statement of assets and liabilities of the MFS Charter Income Trust (the Fund), including the portfolio of investments, as of May 31, 2008, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2008. These interim financial statements are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2007, and financial highlights for each of the five years in the period ended November 30, 2007, and in our report dated January 16, 2008, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2008

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Products and Performance” and then “Closed-End Funds” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2007 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

Investor Information

Transfer Agent, Registrar and Dividend Disbursing Agent

Call	1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:	Computershare Trust Company, N.A. P.O. Box 43078 Providence, RI 02940-3078

Number of Shareholders

As of May 31, 2008, our records indicate that there are 3,095 registered shareholders and approximately 29,225 shareholders owning trust shares in “street” name, such as through brokers, banks, and other financial intermediaries.

If you are a “street” name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

1-800-637-2304

500 Boylston Street, Boston, MA 02116

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/1/07 – 12/31/07	0	N/A	0	5,526,454
1/1/08 – 1/31/08	0	N/A	0	5,526,454
2/1/08 – 2/29/08	0	N/A	0	5,526,454
3/1/08 – 3/31/08	0	N/A	0	5,526,454
4/1/08 – 4/30/08	0	N/A	0	5,526,454
5/1/08 – 5/31/08	0	N/A	0	5,526,454

Total	0	N/A	0

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2008 plan year is 5,526,454.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS CHARTER INCOME TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: July 18, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2008

*	Print name and title of each signing officer under his or her signature.